Comprehensive Income	9 Months Ended
Jul. 29, 2017
Equity [Abstract]
Comprehensive Income

Note 20. Comprehensive Income

Comprehensive income includes all changes in equity during a period except those that resulted from investments by or distributions to the Company’s shareholders. Other comprehensive income or loss refers to revenues, expenses, gains and losses that are included in comprehensive income, but excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity.

The components of accumulated other comprehensive income (loss) are as follows (in thousands):

	Nine Months Ended July 30, 2016
	Increase (Decrease) in Fair Value of Derivatives	Other	Accumulated Other Comprehensive Loss
Balance at October 31, 2015	$58	$(84)	$(26)
Changes	(261)	184	(77)

Balance at July 30, 2016	$(203)	$100	$(103)

	Nine Months Ended July 29, 2017
	Decrease in Fair Value of Derivatives	Translation Adjustment	Other	Accumulated Other Comprehensive Income (loss)
Balance at October 29, 2016	$(20)	$2	$57	$39
Changes	(448)	142	170	(136)

Balance at July 29, 2017	$(468)	$144	$227	$(97)